Portfolio of investments—April 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.13%
Communication services: 5.55%
Interactive media & services: 3.77%
Alphabet, Inc. Class C †	349,683	$37,842,694
Media: 1.78%
Comcast Corp. Class A	432,771	17,903,737
Consumer discretionary: 5.00%
Automobiles: 2.64%
General Motors Co.	803,386	26,543,873
Household durables: 2.36%
D.R. Horton, Inc.	215,225	23,636,010
Consumer staples: 7.80%
Beverages: 2.09%
Keurig Dr Pepper, Inc.	640,943	20,958,836
Consumer Staples Distribution & Retail : 3.03%
Walmart, Inc.	201,609	30,436,911
Personal Care Products: 2.68%
Unilever PLC ADR	485,245	26,945,655
Energy: 7.55%
Oil, gas & consumable fuels: 7.55%
ConocoPhillips	267,097	27,481,611
EOG Resources, Inc.	211,736	25,296,100
Exxon Mobil Corp.	194,239	22,986,243
		75,763,954
Financials: 18.27%
Banks: 5.90%
Bank of America Corp.	951,847	27,870,080
JPMorgan Chase & Co.	226,746	31,345,367
		59,215,447
Capital markets: 2.47%
Intercontinental Exchange, Inc.	227,271	24,756,630
Financial Services: 5.48%
Berkshire Hathaway, Inc. Class B †	45,811	15,051,204
Fiserv, Inc. †	181,266	22,136,204
Visa, Inc. Class A	76,748	17,861,562
		55,048,970
Insurance: 4.42%
Allstate Corp.	201,246	23,296,237
American International Group, Inc.	398,393	21,130,765
		44,427,002
See accompanying notes to portfolio of investments
Allspring Special Large Cap Value Fund | 1

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Health care: 16.88%
Biotechnology: 1.40%
Vertex Pharmaceuticals, Inc. †	41,387	$14,101,792
Health care equipment & supplies: 6.12%
Abbott Laboratories	92,737	10,244,657
Globus Medical, Inc. Class A †	84,743	4,926,958
Medtronic PLC	289,016	26,286,005
Teleflex, Inc.	73,316	19,980,076
		61,437,696
Health care providers & services: 4.87%
Cigna Group	112,036	28,377,598
Humana, Inc.	38,712	20,536,329
		48,913,927
Pharmaceuticals: 4.49%
Bristol-Myers Squibb Co.	170,405	11,377,942
Merck & Co., Inc.	291,608	33,671,976
		45,049,918
Industrials: 15.33%
Aerospace & defense: 3.32%
L3Harris Technologies, Inc.	64,884	12,662,113
Raytheon Technologies Corp.	206,509	20,630,249
		33,292,362
Commercial services & supplies: 2.47%
Waste Management, Inc.	149,184	24,772,003
Industrial conglomerates: 1.52%
Honeywell International, Inc.	76,230	15,233,803
Machinery: 2.50%
Caterpillar, Inc.	114,817	25,121,960
Trading companies & distributors: 5.52%
AerCap Holdings NV †	610,663	34,416,966
Ferguson PLC	149,573	21,062,870
		55,479,836
Information technology: 7.52%
IT services: 1.84%
Accenture PLC Class A	65,977	18,492,693
Semiconductors & semiconductor equipment: 1.10%
NXP Semiconductors NV	67,319	11,022,813
See accompanying notes to portfolio of investments
2 | Allspring Special Large Cap Value Fund

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Software: 4.58%
Cadence Design Systems, Inc. †	47,186	$9,883,108
Microsoft Corp.	117,440	36,084,614
		45,967,722
Materials: 5.10%
Chemicals: 2.36%
Sherwin-Williams Co.	99,802	23,706,967
Construction materials: 2.74%
Vulcan Materials Co.	156,978	27,489,987
Real estate: 5.09%
Office REITs : 0.94%
Boston Properties, Inc.	175,908	9,386,451
Real estate management & development: 2.67%
CBRE Group, Inc. Class A †	349,155	26,766,222
Specialized REITs : 1.48%
Public Storage	50,485	14,884,493
Utilities: 3.04%
Electric utilities: 3.04%
NextEra Energy, Inc.	398,415	30,530,541
Total common stocks (Cost $825,925,954)		975,130,905

		Yield
Short-term investments: 3.19%
Investment companies: 3.19%
Allspring Government Money Market Fund Select Class ♠∞		4.73%	32,028,835	32,028,835
Total short-term investments (Cost $32,028,835)				32,028,835
Total investments in securities (Cost $857,954,789)	100.32%			1,007,159,740
Other assets and liabilities, net	(0.32)			(3,178,557)
Total net assets	100.00%			$1,003,981,183

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Special Large Cap Value Fund | 3

Portfolio of investments—April 30, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$24,131,967	$325,351,382	$(317,454,514)	$0	$0	$32,028,835	32,028,835	$774,029
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	0	36,875	(36,875)	0	0	0	0	67 [1]
				$0	$0	$32,028,835		$774,096

[1]	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments
4 | Allspring Special Large Cap Value Fund

Notes to portfolio of investments—April 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Special Large Cap Value Fund | 5

Notes to portfolio of investments—April 30, 2023 (unaudited)
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$55,746,431	$0	$0	$55,746,431
Consumer discretionary	50,179,883	0	0	50,179,883
Consumer staples	78,341,402	0	0	78,341,402
Energy	75,763,954	0	0	75,763,954
Financials	183,448,049	0	0	183,448,049
Health care	169,503,333	0	0	169,503,333
Industrials	153,899,964	0	0	153,899,964
Information technology	75,483,228	0	0	75,483,228
Materials	51,196,954	0	0	51,196,954
Real estate	51,037,166	0	0	51,037,166
Utilities	30,530,541	0	0	30,530,541
Short-term investments
Investment companies	32,028,835	0	0	32,028,835
Total assets	$1,007,159,740	$0	$0	$1,007,159,740
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended April 30, 2023, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Special Large Cap Value Fund